Right-of-use assets - Amounts recognized in profit and loss (Details)	12 Months Ended
Dec. 31, 2021 EUR (€)
Right-of-use assets.
Depreciation expense on right-of-use assets	€ (107,658)
Interest expense on lease liabilities	(15,936)
Total	€ (123,594)